IDENTIFIABLE INTANGIBLE ASSETS - NET (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross amount, intangible assets	$ 1,026,374	$ 1,031,474	$ 1,048,139
Accumulated amortization	(562,211)	(552,622)	(521,956)
Net amount, intangible assets	464,163	478,852	526,183
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Gross amount, finite-lived intangible assets	104,140	104,174	104,355
Accumulated amortization	(98,562)	(96,041)	(85,976)
Net amount, finite-lived intangible assets	$ 5,578	$ 8,133	18,379
Trademarks and trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	5 years	5 years
Trademarks and trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	10 years	10 years
Patented and unpatented technology
Finite-Lived Intangible Assets [Line Items]
Gross amount, finite-lived intangible assets	$ 111,982	$ 112,288	106,342
Accumulated amortization	(99,795)	(97,818)	(91,558)
Net amount, finite-lived intangible assets	$ 12,187	$ 14,470	14,784
Patented and unpatented technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	3 years	3 years
Patented and unpatented technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	10 years	10 years
Customer lists, contracts, and relationships
Finite-Lived Intangible Assets [Line Items]
Gross amount, finite-lived intangible assets	$ 402,075	$ 404,421	419,673
Accumulated amortization	(356,071)	(350,997)	(336,919)
Net amount, finite-lived intangible assets	$ 46,004	$ 53,424	82,754
Customer lists, contracts, and relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	5 years	5 years
Customer lists, contracts, and relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	11 years	11 years
Non-compete Covenant
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	3 years	3 years
Gross amount, finite-lived intangible assets	$ 900	$ 900	900
Accumulated amortization	(844)	(811)	(677)
Net amount, finite-lived intangible assets	56	89	223
Other identifiable intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross amount, finite-lived intangible assets	7,054	7,110	7,147
Accumulated amortization	(6,939)	(6,955)	(6,826)
Net amount, finite-lived intangible assets	$ 115	$ 155	321
Other identifiable intangible assets | Minimum
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	3 years	3 years
Other identifiable intangible assets | Maximum
Finite-Lived Intangible Assets [Line Items]
Range of Estimated Useful Lives	13 years	13 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite lived assets	$ 400,223	$ 402,581	$ 409,722